CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Net Sales	$ 1,275,360	$ 1,286,350	$ 1,340,208
Costs and Expenses:
Cost of Product Sold	1,127,965	1,201,987	1,247,943
Selling and Administrative	73,515	67,381	70,129
Plant Restructuring	10,302	1,376	501
Other Operating (Income) Expense	(24,971)	(4,748)	(3,271)
Total Costs and Expenses	1,186,811	1,265,996	1,315,302
Operating Income (Loss)	88,549	20,354	24,906
Earnings from equity investment	48	(628)	0
Interest Expense, Net	8,044	6,862	7,564
Earnings (Loss) Before Income Taxes	80,457	14,120	17,342
Income Taxes Expense (Benefit)	25,999	4,221	3,563
Net Earnings (Loss)	$ 54,458	$ 9,899	$ 13,779
Basic Earnings (Loss) per Common Share	$ 5.46	$ 0.91	$ 1.24
Diluted Earnings (Loss) per Common Share	$ 5.42	$ 0.9	$ 1.23